Warrants (Details) - Schedule of reconciliation of the beginning and ending balances of warrants liability - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants (Details) - Schedule of reconciliation of the beginning and ending balances of warrants liability [Line Items]
Beginning balance	$ 389,630	$ 1,129,246	$ 1,729,111
Warrants issued to Hangzhou Lianluo
Warrants redeemed
Fair value change of the issued warrants included in earnings	129,036	(739,616)	(599,865)
Ending balance	$ 518,666	$ 389,630	$ 1,129,246